OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Liabilities in respect of employees, wages and institutions in respect of wages		$ 4,094	$ 2,780
Accrued expenses		1,653	1,085
Contract liability		474
Liabilities to government institutions due to grants received		314	916
Government departments and agencies		169	575
Related parties	$ 174	2,149	327
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 7,464	$ 8,853	$ 5,683